Basis of preparation	3 Months Ended
Mar. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
Except for share data and per share amounts, the unaudited interim condensed consolidated financial statements are presented in thousands of euros. Amounts are rounded up or down the nearest whole number for the calculation of certain financial data and other information contained in these accounts. Accordingly, the total amounts presented in certain tables may not be the exact sum of the preceding figures.

Statement of compliance
These unaudited interim condensed consolidated financial statements as of March 31, 2025 and for the three-month periods ended
March 31, 2025 and 2024 have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by IASB and as adopted by the European Union (EU) and should be read in conjunction with the latest Group’s annual financial statements for the years ended December 31, 2022, 2023 and 2024, prepared in accordance with IFRS as issued by IASB and as adopted by the EU.
They do not include all the information required for a complete set of financial statements prepared under IFRS. They do, however, include selected notes explaining significant events and transactions in order to understand the changes in the Group’s financial position and performance since the last annual financial statements.
The accounting policies used to prepare these unaudited interim condensed financial statements are identical to those applied by the
Group as of December 31, 2024, except for:
•the texts whose application is compulsory as from January 1, 2025;
•the specific provisions of IAS 34 used in the preparation of the unaudited interim condensed consolidated financial statements.
The application of the new Amendments to IAS 21 "The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability" is
mandatory for annual reporting periods beginning on or after January 1, 2025.The Group assessed the impacts resulting from the application of these issued accounting pronouncements and concluded that impacts are not material.
The standards and interpretations not yet mandatory as of March 31, 2025 are the following:
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to the
Classification and Measurement of Financial Instruments, whose application is for annual reporting periods beginning on or after January 1, 2026 (not yet approved by the EU);
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Contracts Referencing
Nature-dependent Electricity, whose application is for annual reporting periods beginning on or after January 1, 2026 (not yet approved by the EU);
•IFRS 18 Presentation and Disclosure in Financial Statements, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU);
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the UE), and
•Annual Improvements Volume 11, whose application is for annual reporting periods beginning on or after January 1, 2026
(not yet approved by the UE).
These texts have not been early adopted. The expected impacts are not considered significant, except for IFRS 18, for which the Group has not completed its assessment to date.
Preparation of the financial statements
The unaudited interim condensed consolidated financial statements of the Group were prepared on a historical cost basis, with the exception of certain asset and liability categories and in accordance with the provisions set out in IFRS such as employee benefits measured using the projected unit credit method, the Heights notes (classified under "Convertible loan notes") measured at fair value and derivative financial instruments measured at fair value.
Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the three-month period ended March 31, 2025, the Group had a net loss of
€52,370 thousand. In addition, the Group had negative shareholder's equity of €(6.6) million as at March 31, 2025 driven by the losses incurred.
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€557.2 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February 2023 and €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS") on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023, bank borrowings and structured loans for €175.0 million, reimbursements of Research Tax Credits
(Crédit d’Impôt Recherche (“CIR”)) in an aggregate amount of €35.6 million, subsidies received from Banque Publique
d’Investissement (“Bpifrance”) (including €17.1 million of subsidies and €1.8 million of conditional advances) and royalty certificates in an amount of €2.9 million.
Based on (a) the Group’s existing cash and cash equivalents of €103.6 million as of March 31, 2025 and (b) the expected reimbursement of the CIR from 2024 in the second half of 2025 amounting to €5.7 million, the Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements into the fourth quarter of 2025. This takes into account management's assumptions of higher R&D expenditure in 2025 driven by the progression of the Phase 3 clinical trials of obefazimod in UC and the Phase 2b clinical trials for CD. Under these assumptions and based on the Group's current clinical and operational plans, the Group would have sufficient funds to finance its operations in the fourth quarter of 2025, i.e. through the announcement of its top-line data from the Phase 3 ABTECT-1 and ABTECT-2 induction trials for UC expected in the third quarter of
2025.
The elements referred to above, as well as (c) the Group's expectation to generate operating losses and negative operating cash flows in the future, and (d) the need for additional funding to support its planned operations, result in a material uncertainty that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board standards) regarding its ability to continue as a going concern for a period of one year after the date that these consolidated financial statements are issued. The
Group continues to monitor its spending of 2025 expenses, ensuring strict adherence to the approved budget, which includes projected savings through the gating of non essential spend and to pursue additional cash resources through public or private equity or debt financings, regional out licensing agreements and/or royalty financing. The Group has concluded that substantial doubt exists about the Group’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these consolidated financial statements.
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the
Group is unable to continue as a going concern.
Impact of the Ukraine/Russia Hostilities on the Group
In February 2022, Russia invaded Ukraine. The conflict has already had major implications for the global economy and the rate of inflation, particularly in relation to the supply of energy, raw materials and food products. It has also caused intense volatility on the financial markets, something that is still ongoing at the reporting date and has pushed down stock market prices around the world.
Given these developments, the Group has decided not to include Russia and Belarus in its global Phase 3 program for obefazimod in
UC. However, the global scale of this conflict cannot be predicted at this stage. The Group, therefore, cannot rule out an adverse impact of this conflict on its business, including in terms of access to raw materials, logistics, the performance of clinical studies and in relation to any future financing the Group may seek.
The long-term safety and efficacy extension of the Phase 2b maintenance trial of obefazimod in moderately to severely active UC is the Group’s only clinical trial with patients currently enrolled in Ukraine. The Phase 2b 12-month assessment was carried out in all the
Ukrainian patients before the war broke out and these patients are therefore included in the one-year maintenance results that were reported on April 6, 2022. Ukrainian patients who completed the two-year Phase 2b maintenance trial have been transitioned to the long-term safety and efficacy trial that is still on-going. The Group also has a few Ukrainian sites active in the western part of Ukraine in the ABTECT Phase 3 clinical trials. None of these sites are located in the Crimea Region of Ukraine, the so-called Donetsk
People’s Republic, or the so-called Luhansk People’s Republic. The Group continues to monitor developments in the region, but any instability as a result of the war may have material adverse impacts on these clinical sites, which could negatively impact our Phase 3 clinical trials.
Together with its CROs, the Group is making considerable efforts to ensure the follow-up of patients who are unable to come to the study centers. Monitoring takes place through a remote monitoring system that was established and used successfully during the
COVID-19 pandemic.